UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York          November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   124

Form 13F Information Table Value Total:  $1,591,902
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F
No.    File Number                 Name
---    ------------                -----

1.     028-13290            Valinor Capital Partners Offshore Master Fund, LP

2.     028-12749            Valinor Capital Partners, L.P.

----  -----------------      --------------------------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION   MANGRS     SOLE   SHARED  NONE
ALCON INC                     COM SHS           H01301102    1,668      10,000     CALL   SOLE          NONE       10,000    0   0
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106   15,670   1,047,445 SH         DEFINED        1      1,047,445    0   0
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106   10,925     730,294 SH         DEFINED        2        730,294    0   0
AMERICAN WTR WKS CO INC NEW   COM               030420103   25,382   1,090,772 SH         DEFINED        1      1,090,772    0   0
AMERICAN WTR WKS CO INC NEW   COM               030420103   17,696     760,472 SH         DEFINED        2        760,472    0   0
ANNTAYLOR STORES CORP         COM               036115103    5,201     256,943 SH         DEFINED        1        256,943    0   0
ANNTAYLOR STORES CORP         COM               036115103    3,626     179,137 SH         DEFINED        2        179,137    0   0
ARKANSAS BEST CORP DEL        COM               040790107   11,163     460,693 SH         DEFINED        1        460,693    0   0
ARKANSAS BEST CORP DEL        COM               040790107    7,783     321,200 SH         DEFINED        2        321,200    0   0
AXCELIS TECHNOLOGIES INC      COM               054540109       92      47,500 SH         SOLE          NONE       47,500    0   0
BALLY TECHNOLOGIES INC        COM               05874B107   28,359     811,411 SH         DEFINED        1        811,411    0   0
BALLY TECHNOLOGIES INC        COM               05874B107   19,766     565,550 SH         DEFINED        2        565,550    0   0
BRIDGEPOINT ED INC            COM               10807M105      601      38,887 SH         DEFINED        1         38,887    0   0
BRIDGEPOINT ED INC            COM               10807M105      419      27,113 SH         DEFINED        2         27,113    0   0
CAMBIUM LEARNING GRP INC      COM               13201A107      208      65,000 SH         SOLE          NONE       65,000    0   0
CARDTRONICS INC               COM               14161H108   25,422   1,648,617 SH         DEFINED        1      1,648,617    0   0
CARDTRONICS INC               COM               14161H108   17,734   1,150,065 SH         DEFINED        2      1,150,065    0   0
CARDTRONICS INC               COM               14161H108      501      32,500 SH         SOLE          NONE       32,500    0   0
CAREFUSION CORP               COM               14170T101   12,520     504,025 SH         DEFINED        1        504,025    0   0
CAREFUSION CORP               COM               14170T101    8,729     351,415 SH         DEFINED        2        351,415    0   0
CARROLS RESTAURANT GROUP INC  COM               14574X104      133      25,000 SH         SOLE          NONE       25,000    0   0
CHECK POINT SOFTWARE TECH LT  ORD               M22465104   27,899     755,464 SH         DEFINED        1        755,464    0   0
CHECK POINT SOFTWARE TECH LT  ORD               M22465104   19,462     527,001 SH         DEFINED        2        527,001    0   0
CLEARWATER PAPER CORP         COM               18538R103   11,251     147,890 SH         DEFINED        1        147,890    0   0
CLEARWATER PAPER CORP         COM               18538R103    7,849     103,162 SH         DEFINED        2        103,162    0   0
CLEARWATER PAPER CORP         COM               18538R103      190       2,500 SH         SOLE          NONE        2,500    0   0
COCA COLA ENTERPRISES INC     COM               191219104    9,289     299,645 SH         DEFINED        1        299,645    0   0
COCA COLA ENTERPRISES INC     COM               191219104    6,483     209,128 SH         DEFINED        2        209,128    0   0
COGENT INC                    COM               19239Y108      160      15,000 SH         SOLE          NONE       15,000    0   0
COMPUCREDIT HLDGS CORP        COM               20478T107       34       7,125 SH         SOLE          NONE        7,125    0   0
CON-WAY INC                   COM               205944101   16,634     536,742 SH         DEFINED        1        536,742    0   0
CON-WAY INC                   COM               205944101   11,597     374,202 SH         DEFINED        2        374,202    0   0
COVANTA HLDG CORP             COM               22282E102   39,677   2,519,143 SH         DEFINED        1      2,519,143    0   0
COVANTA HLDG CORP             COM               22282E102   27,663   1,756,383 SH         DEFINED        2      1,756,383    0   0
COVIDIEN PLC                  SHS               G2554F105    4,787     119,117 SH         DEFINED        1        119,117    0   0
COVIDIEN PLC                  SHS               G2554F105    3,338      83,050 SH         DEFINED        2         83,050    0   0
DANA HLDG CORP                COM               235825205   18,645   1,513,391 SH         DEFINED        1      1,513,391    0   0
DANA HLDG CORP                COM               235825205   12,999   1,055,124 SH         DEFINED        2      1,055,124    0   0
DELL INC                      COM               24702R101   35,073   2,704,191 SH         DEFINED        1      2,704,191    0   0
DELL INC                      COM               24702R101   24,454   1,885,399 SH         DEFINED        2      1,885,399    0   0
DSW INC                       CL A              23334L102   16,847     586,988 SH         DEFINED        1        586,988    0   0
DSW INC                       CL A              23334L102   11,754     409,539 SH         DEFINED        2        409,539    0   0
ELECTRONIC ARTS INC           COM               285512109   19,487   1,184,796 SH         DEFINED        1      1,184,796    0   0
ELECTRONIC ARTS INC           COM               285512109   13,593     826,477 SH         DEFINED        2        826,477    0   0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   14,584     631,081 SH         DEFINED        1        631,081    0   0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   10,168     439,999 SH         DEFINED        2        439,999    0   0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140      716      31,000 SH         SOLE          NONE       31,000    0   0
ERICSSON L M TEL CO           ADR B SEK 10      294821608   29,602   2,698,450 SH         DEFINED        1      2,698,450    0   0
ERICSSON L M TEL CO           ADR B SEK 10      294821608   20,656   1,882,945 SH         DEFINED        2      1,882,945    0   0
GILEAD SCIENCES INC           COM               375558103    1,781      50,000     CALL   SOLE          NONE       50,000    0   0
GOLDMAN SACHS GROUP INC       COM               38141G104    1,012       7,000     CALL   SOLE          NONE        7,000    0   0
GOLDMAN SACHS GROUP INC       COM               38141G104   31,814     220,042 SH         DEFINED        1        220,042    0   0
GOLDMAN SACHS GROUP INC       COM               38141G104   22,193     153,497 SH         DEFINED        2        153,497    0   0
GOOGLE INC                    CL A              38259P508   22,024      41,887 SH         DEFINED        1         41,887    0   0
GOOGLE INC                    CL A              38259P508   15,355      29,204 SH         DEFINED        2         29,204    0   0
GRAPHIC PACKAGING HLDG CO     COM               388689101   10,108   3,026,330 SH         DEFINED        1      3,026,330    0   0
GRAPHIC PACKAGING HLDG CO     COM               388689101    6,964   2,085,058 SH         DEFINED        2      2,085,058    0   0
GRAPHIC PACKAGING HLDG CO     COM               388689101      485     145,200 SH         SOLE          NONE      145,200    0   0
GYMBOREE CORP                 COM               403777105   36,162     870,543 SH         DEFINED        1        870,543    0   0
GYMBOREE CORP                 COM               403777105   25,213     606,955 SH         DEFINED        2        606,955    0   0
ICONIX BRAND GROUP INC        COM               451055107   15,415     880,843 SH         DEFINED        1        880,843    0   0
ICONIX BRAND GROUP INC        COM               451055107   10,747     614,112 SH         DEFINED        2        614,112    0   0
IESI BFC LTD                  COM               44951D108    9,410     411,088 SH         DEFINED        1        411,088    0   0
IESI BFC LTD                  COM               44951D108    6,565     286,812 SH         DEFINED        2        286,812    0   0
ISTAR FINL INC                COM               45031U101   13,874   4,533,842 SH         DEFINED        1      4,533,842    0   0
ISTAR FINL INC                COM               45031U101    8,836   2,887,681 SH         DEFINED        2      2,887,681    0   0
ISTAR FINL INC                FRNT  10/0        45031UBF7    2,512   3,294,000 SH         DEFINED        1      3,294,000    0   0
ISTAR FINL INC                FRNT  10/0        45031UBF7    1,835   2,406,000 SH         DEFINED        2      2,406,000    0   0
ISTAR FINL INC                FRNT  10/0        45031UBF7      458     600,000 SH         SOLE          NONE      600,000    0   0
JARDEN CORP                   COM               471109108   13,960     448,432 SH         DEFINED        1        448,432    0   0
JARDEN CORP                   COM               471109108    9,732     312,640 SH         DEFINED        2        312,640    0   0
JPMORGAN CHASE & CO           COM               46625H100   18,043     474,079 SH         DEFINED        1        474,079    0   0
JPMORGAN CHASE & CO           COM               46625H100   12,585     330,664 SH         DEFINED        2        330,664    0   0
LENDER PROCESSING SVCS INC    COM               52602E102   22,374     673,319 SH         DEFINED        1        673,319    0   0
LENDER PROCESSING SVCS INC    COM               52602E102   15,600     469,448 SH         DEFINED        2        469,448    0   0
M & F WORLDWIDE CORP          COM               552541104   13,806     566,993 SH         DEFINED        1        566,993    0   0
M & F WORLDWIDE CORP          COM               552541104    9,631     395,532 SH         DEFINED        2        395,532    0   0
M & F WORLDWIDE CORP          COM               552541104       61       2,500 SH         SOLE          NONE        2,500    0   0
MADISON SQUARE GARDEN INC     CL A              55826P100   17,563     832,784 SH         DEFINED        1        832,784    0   0
MADISON SQUARE GARDEN INC     CL A              55826P100   12,252     580,949 SH         DEFINED        2        580,949    0   0
MORGAN STANLEY                COM NEW           617446448   26,189   1,061,145 SH         DEFINED        1      1,061,145    0   0
MORGAN STANLEY                COM NEW           617446448   18,274     740,446 SH         DEFINED        2        740,446    0   0
NALCO HOLDING COMPANY         COM               62985Q101    4,762     188,878 SH         DEFINED        1        188,878    0   0
NALCO HOLDING COMPANY         COM               62985Q101    3,324     131,846 SH         DEFINED        2        131,846    0   0
NEW YORK & CO INC             COM               649295102    1,249     485,948 SH         DEFINED        1        485,948    0   0
NEW YORK & CO INC             COM               649295102      860     334,802 SH         DEFINED        2        334,802    0   0
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   25,229     746,634 SH         DEFINED        1        746,634    0   0
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   17,589     520,546 SH         DEFINED        2        520,546    0   0
ON SEMICONDUCTOR CORP         NOTE  2.625%12/1  682189AG0      101     100,000 PRN        SOLE          NONE      100,000    0   0
PALL CORP                     COM               696429307    1,632      39,182 SH         DEFINED        1         39,182    0   0
PALL CORP                     COM               696429307    1,138      27,318 SH         DEFINED        2         27,318    0   0
PHARMERICA CORP               COM               71714F104    2,846     298,687 SH         DEFINED        1        298,687    0   0
PHARMERICA CORP               COM               71714F104    1,986     208,373 SH         DEFINED        2        208,373    0   0
POPULAR INC                   COM               733174106   45,896  15,826,200 SH         DEFINED        1     15,826,200    0   0
POPULAR INC                   COM               733174106   31,989  11,030,807 SH         DEFINED        2     11,030,807    0   0
POTASH CORP SASK INC          COM               73755L107      864       6,000     CALL   SOLE          NONE        6,000    0   0
POWER ONE INC NEW             COM               73930R102    2,085     229,399 SH         DEFINED        1        229,399    0   0
POWER ONE INC NEW             COM               73930R102    1,454     159,951 SH         DEFINED        2        159,951    0   0
QUALCOMM INC                  COM               747525103   27,894     618,053 SH         DEFINED        1        618,053    0   0
QUALCOMM INC                  COM               747525103   19,439     430,719 SH         DEFINED        2        430,719    0   0
REGIONS FINANCIAL CORP NEW    COM               7591EP100   29,888   4,111,209 SH         DEFINED        1      4,111,209    0   0
REGIONS FINANCIAL CORP NEW    COM               7591EP100   20,850   2,867,960 SH         DEFINED        2      2,867,960    0   0
ROADRUNNER TRNSN SVCS HLDG I  COM               76973Q105    5,509     508,198 SH         DEFINED        1        508,198    0   0
ROADRUNNER TRNSN SVCS HLDG I  COM               76973Q105    3,796     350,141 SH         DEFINED        2        350,141    0   0
RUBICON TECHNOLOGY INC        COM               78112T107    3,140     138,376 SH         DEFINED        1        138,376    0   0
RUBICON TECHNOLOGY INC        COM               78112T107    2,140      94,334 SH         DEFINED        2         94,334    0   0
SPDR GOLD TRUST               COM               78463V107      959       7,500     CALL   SOLE          NONE        7,500    0   0
SPDR GOLD TRUST               GOLD SHS          78463V107   10,883      85,087 SH         DEFINED        1         85,087    0   0
SPDR GOLD TRUST               GOLD SHS          78463V107    7,592      59,357 SH         DEFINED        2         59,357    0   0
STANLEY BLACK & DECKER INC    COM               854502101   23,798     388,345 SH         DEFINED        1        388,345    0   0
STANLEY BLACK & DECKER INC    COM               854502101   16,587     270,675 SH         DEFINED        2        270,675    0   0
STAPLES INC                   COM               855030102   38,479   1,839,324 SH         DEFINED        1      1,839,324    0   0
STAPLES INC                   COM               855030102   26,843   1,283,142 SH         DEFINED        2      1,283,142    0   0
STATE STR CORP                COM               857477103   20,324     539,677 SH         DEFINED        1        539,677    0   0
STATE STR CORP                COM               857477103   14,178     376,465 SH         DEFINED        2        376,465    0   0
SYNOVUS FINL CORP             COM               87161C105   20,517   8,340,425 SH         DEFINED        1      8,340,425    0   0
SYNOVUS FINL CORP             COM               87161C105   14,305   5,815,061 SH         DEFINED        2      5,815,061    0   0
TRANSDIGM GROUP INC           COM               893641100   16,675     268,735 SH         DEFINED        1        268,735    0   0
TRANSDIGM GROUP INC           COM               893641100   11,637     187,546 SH         DEFINED        2        187,546    0   0
WYNDHAM WORLDWIDE CORP        COM               98310W108   27,093     986,260 SH         DEFINED        1        986,260    0   0
WYNDHAM WORLDWIDE CORP        COM               98310W108   18,889     687,633 SH         DEFINED        2        687,633    0   0
XERIUM TECHNOLOGIES INC       COM               98416J118    3,504     265,856 SH         DEFINED        1        265,856    0   0
XERIUM TECHNOLOGIES INC       COM               98416J118    2,414     183,167 SH         DEFINED        2        183,167    0   0
XERIUM TECHNOLOGIES INC       COM               98416J118      244      18,500 SH         SOLE          NONE       18,500    0   0

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